Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2023
Fidelity Advisor Asset Manager 40% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.32%)
Past 5 years	2.14%
Past 10 years	3.96%
Fidelity Advisor Asset Manager 40% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(17.06%)
Past 5 years	1.94%
Past 10 years	3.96%
Fidelity Advisor Asset Manager 40% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.63%)
Past 5 years	3.20%
Past 10 years	4.89%
Fidelity Advisor Asset Manager 40% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.86%)
Past 5 years	1.70%
Past 10 years	3.99%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.04%)
Past 5 years	0.69%
Past 10 years	2.98%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.63%)
Past 5 years	1.09%
Past 10 years	2.85%
Fidelity Advisor Asset Manager 40% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.54%)
Since Inception	3.35%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0594
Average Annual Return:
Past 1 year	(12.76%)
Past 5 years	3.12%
Past 10 years	4.74%

[1]	AFrom October 2, 2018.